UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Admiral Advisors LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-12004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     April 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06309                      Ramius Capital Group LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $263,864 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASHWORTH INC                   COM              04516H101    12270  1620883 SH       SOLE                  1620883        0        0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108      131   214812 SH       SOLE                   214812        0        0
CHURCHILL DOWNS INC            COM              171484108    10332   227618 SH       SOLE                   227618        0        0
CPI CORP                       COM              125902106    14808   282000 SH       SOLE                   282000        0        0
FLORIDA EAST COAST INDS        COM              340632108    36790   586849 SH       SOLE                   586849        0        0
GRAVITY CO LTD                 SPONSORED ADR    38911N107     1689   270729 SH       SOLE                   270729        0        0
HERLEY INDS INC DEL            COM              427398102     2971   190233 SH       SOLE                   190233        0        0
HYPERCOM CORP                  COM              44913M105     5278   885528 SH       SOLE                   885528        0        0
I-MANY INC                     COM              44973Q103     4269  2145262 SH       SOLE                  2145262        0        0
KINTERA INC                    COM              49720P506      432   254016 SH       SOLE                   254016        0        0
LAMSON & SESSIONS CO           COM              513696104    36634  1318244 SH       SOLE                  1318244        0        0
PACER INTL INC TENN            COM              69373H106     4300   159599 SH       SOLE                   159599        0        0
PEP BOYS MANNY MOE & JACK      COM              713278109    27340  1432174 SH       SOLE                  1432174        0        0
PHOENIX TECHNOLOGY LTD         COM              719153108    17340  2774471 SH       SOLE                  2774471        0        0
REPUBLIC PROPERTY TR           COM              760737106     4649   404649 SH       SOLE                   404649        0        0
S1 CORPORATION                 COM              78463B101    27194  4532364 SH       SOLE                  4532364        0        0
SAIA INC                       COM              78709Y105     3431   144478 SH       SOLE                   144478        0        0
SCHULMAN A INC                 COM              808194104    15632   663498 SH       SOLE                   663498        0        0
SHARPER IMAGE CORP             COM              820013100    17005  1538890 SH       SOLE                  1538890        0        0
STRIDE RITE CORP               COM              863314100     3947   256478 SH       SOLE                   256478        0        0
SYMS CORP                      COM              871551107     6375   341839 SH       SOLE                   341839        0        0
TOLLGRADE COMMUNICATIONS INC   COM              889542106     3037   241804 SH       SOLE                   241804        0        0
ULTRATECH INC                  COM              904034105     4287   315000 SH       SOLE                   315000        0        0
USA TRUCK INC                  COM              902925106     3723   239604 SH       SOLE                   239604        0        0